Operating Expenses - Summary of Operating Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Employee benefit cost	₩ 4,556,832	₩ 4,495,885	₩ 4,215,810
Depreciation	2,723,610	2,637,463	2,605,594
Depreciation of right-of-use assets	402,737	396,214	398,716
Amortization of intangible assets	683,784	622,202	603,327
Commissions	1,264,729	1,295,434	1,125,944
Interconnection charges	436,598	479,500	507,567
International interconnection fee	140,433	186,253	192,008
Purchase of inventories	3,595,345	3,656,040	3,753,792
Changes of inventories	(203,071)	(195,046)	20,491
Sales commission	2,353,318	2,353,909	2,343,375
Service cost	2,229,709	2,334,386	2,296,324
Utilities	544,675	368,348	364,373
Taxes and dues	250,651	276,962	268,651
Rent	167,576	160,848	123,246
Insurance premium	66,737	68,245	66,717
Installation fee	174,238	150,140	154,542
Advertising expenses	153,750	195,519	171,400
Allowance for bad debts	150,549	115,358	82,329
Card service cost	3,189,376	3,127,673	3,114,047
Loss on disposal of property and equipment	72,710	81,415	71,417
Loss on disposal of intangible assets	5,328	7,015	3,885
Loss on disposal of right-of-use assets	2,115	2,348	11,457
Loss on disposal of investments in subsidiaries	0	0	13,727
Impairment loss on property and equipment	7,871	16,094	2,115
Impairment loss on intangible assets	236,206	30,965	3,747
Donations	24,664	15,642	10,981
Other allowance for bad debts	34,112	17,551	28,066
Others	1,902,214	1,369,686	952,614
Total	₩ 25,166,796	₩ 24,266,049	₩ 23,506,262